Investments in affiliates (Details) $ in Millions	1 Months Ended		12 Months Ended
	Aug. 31, 2019 USD ($)	Aug. 31, 2015 entity	Dec. 31, 2019 USD ($)	Dec. 31, 2018	Dec. 31, 2020 USD ($) item
Gemini
Schedule of Equity Method Investments
Ownership (as a percent)	49.00%		49.00%	49.00%
Gemini
Schedule of Equity Method Investments
Finance lease obligations assumed | $	$ 35.4
Borrowings under a secured loan facility | $	30.0
Proceeds from equity contributions | $	$ 47.4
Gemini | Suez Canal
Schedule of Equity Method Investments
TEU					5,610
Gemini | Genoa
Schedule of Equity Method Investments
TEU					5,544
Gemini | Catherine C
Schedule of Equity Method Investments
TEU					6,422
Gemini | Leo C
Schedule of Equity Method Investments
TEU					6,422
Gemini | Belita
Schedule of Equity Method Investments
TEU					8,533
Gemini | Entities that leases Suez Canal and Genoa
Schedule of Equity Method Investments
Acquired interest		100.00%
Number of entities acquired | entity		2
Gemini | Owners of container vessels Catherine C and Leo C
Schedule of Equity Method Investments
Acquired interest		100.00%	100.00%
Number of entities acquired | entity		2
Gemini | Equity Method Investment, Nonconsolidated Investee
Schedule of Equity Method Investments
Net assets | $			$ 18.3		$ 31.2
Virage | Gemini
Schedule of Equity Method Investments
Ownership (as a percent)	51.00%